Related Party (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Oct. 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Executive Officer
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 9.9
Executive Officer | First Connect Insurance Services
Related Party Transaction [Line Items]
Investment ownership percentage	10.00%
Purchases of investments	$ 6.4
Forecast Labs, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party		2.2
Related party, ownership percentage of outstanding stock threshold, minimum			5.00%
Comcast Neptune, LLC and Loop Labs, Inc. d/b/a Notion
Related Party Transaction [Line Items]
Expenses from transactions with related party		3.2
Related party, ownership percentage of outstanding stock threshold, minimum				5.00%
Comcast Ventures, LLC
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 120,000.0
Related party, ownership percentage of outstanding stock threshold, minimum					5.00%